Significant Accounting Policies Narrative Data (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Federal Home Loan Bank stock	$ 1.9	$ 1.9
Weighted average number of common shares outstanding	4,457,029	4,456,842
Incentive stock options, shares outstanding	11,800	14,000